Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Assets Held for Sale
8.	ASSETS HELD FOR SALE

The Company classifies its closed facilities as Assets Held for Sale at the time management commits to a plan to sell the facility and it is unlikely the plan will be changed, the facility is actively marketed and available for immediate sale and the sale is expected to be completed within one year. Due to market conditions, certain facilities may be classified as Assets Held for Sale for more than one year as the Company continues to actively market the facilities at reasonable prices. For all properties held for sale, the Company has exited operations from the facilities and, thus, the properties are no longer productive assets. Further, the Company has no history of changing its plan to dispose of a facility once the decision has been taken. At March 30, 2013 and December 29, 2012, $12 million of closed facilities were included in Assets Held for Sale for more than one year. Assets Held for Sale is included in the Company’s consolidated balance sheets in other current assets.

The change in Assets Held for Sale for the 13-weeks ended March 30, 2013 is as follows (in thousands):

Balance at beginning of period	$23,193
Assets sold	(2,614)
Tangible asset impairment charges	(1,860)

Balance at end of the period	$18,719

During the first quarter of 2013, the Company sold a facility previously classified as Assets Held for Sale for net proceeds of $3 million, which approximated its carrying value. As discussed in Note 4 — Fair Value Measurements, during the first quarter of 2013, certain Assets Held for Sale were adjusted to equal their estimated fair value less costs to sell resulting in tangible asset impairment charges of $2 million.

10.	ASSETS HELD FOR SALE

The Company classifies its closed facilities as Assets Held for Sale at the time management commits to a plan to sell the facility and it is unlikely the plan will be changed, the facility is actively marketed and available for immediate sale and the sale is expected to be completed within one year. Due to market conditions, certain facilities may be classified as Assets Held for Sale for more than one year as the Company continues to actively market the facilities at reasonable prices. For all properties held for sale, the Company has exited operations from the facilities and, thus, the properties are no longer productive assets. Further, the Company has no history of changing its plan to dispose of a facility once the decision has been taken. At December 29, 2012 and December 31, 2011, $12 million of closed facilities were included in Assets Held for Sale for more than one year. Assets Held for Sale is included in the Company’s consolidated balance sheets in other current assets.

The changes in Assets Held for Sale for the fiscal years ended December 29, 2012 and December 31, 2011 are as follows (in thousands):

	Year Ended	Year Ended
	December 29, 2012	December 31, 2011
Balance at beginning of year	$30,405	$19,672
Transfers in	11,804	20,954
Assets sold	(16,526)	(5,329)
Tangible asset impairment charges	(2,490)	(4,892)

Balance at end of the year	$23,193	$30,405

During 2012, the Company reclassified $12 million of property and equipment from three facilities closed in 2012 and one facility closed in 2011 to Assets Held for Sale and sold four facilities previously classified as Assets Held for Sale for net proceeds of $17 million. The Company recognized a net gain on sold facilities of $1 million. During 2011, the Company closed three facilities and reclassified their property and equipment to Assets Held for Sale and sold a facility previously classified as Assets Held for Sale for net proceeds of $5 million, which approximated the carrying amount of the facility.

As discussed in Note 4 — Fair Value Measurements, during 2012 and 2011 certain Assets Held for Sale were adjusted to equal their estimated fair value less costs to sell resulting in tangible asset impairment charges of $3 million and $5 million, respectively.